Schedule of Mark-to-Market Gains(Losses) on Derivative Instruments (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 1		$ 259
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 2		483
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 3		185
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 4		613
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 5		1,328
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 6		(4,667)
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 1	27
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 2	676
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 3	655
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 4	1,141
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 5	0
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 6	(1)
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 7	63
Derivative Instruments Schedule Of Mark-to-market Gains(losses) On Derivative Instruments 8	$ 541